CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Property, plant and equipment	R$ 30,055.7	R$ 29,224.3
Goodwill	40,594.0	42,411.3
Intangible	9,222.2	8,689.0
Investments in joint ventures	331.9	305.2
Investment securities	219.1	192.9
Deferred tax assets	6,438.8	4,727.7
Employee benefits	56.6	27.9
Derivative financial instruments	1.5	1.6
Income tax and social contributions recoverable	4,607.5	6,326.9
Recoverable taxes	6,708.8	6,005.4
Other assets	1,905.2	2,063.3
Non-current assets	100,141.3	99,975.5
Investment securities	454.5	1,914.6
Inventories	12,923.0	11,000.3
Trade receivables	5,349.1	4,791.6
Derivative financial instruments	272.3	597.4
Income tax and social contributions recoverable	1,808.7	631.5
Recoverable taxes	1,044.8	1,981.1
Other assets	1,037.9	1,082.8
Cash and cash equivalents	14,926.4	16,627.7
Current assets	37,816.7	38,627.0
Total assets	137,958.0	138,602.5
Equity
Issued capital	58,130.5	58,042.5
Reserves	92,246.6	86,378.8
Carrying value adjustments	(68,421.5)	(61,778.3)
Equity attributable to the equity holders of Ambev	81,955.6	82,643.0
Non-controlling interests	1,372.2	1,374.6
Total Equity	83,327.8	84,017.6
Interest-bearing loans and borrowings	2,788.1	2,253.5
Employee benefits	2,161.1	3,194.0
Deferred tax assets	3,725.7	3,214.0
Income tax and social contribution payable	1,598.7	1,686.9
Taxes and contributions payable	671.0	704.2
Trade payables	509.4	617.1
Provisions	739.0	603.8
Put option granted on subsidiaries and other liabilities	1,896.8	3,445.2
Non-current liabilities	14,089.8	15,718.7
Bank overdrafts	74.3	30.5
Interest-bearing loans and borrowings	982.6	847.1
Wages and salaries	2,335.8	2,439.4
Dividends and interest on shareholders’ equity payable	1,464.8	1,425.0
Derivative financial instruments	729.4	492.5
Income tax and social contribution payable	1,118.6	1,491.0
Taxes and contributions payable	5,812.9	4,585.9
Trade payables	24,328.5	25,077.9
Provisions	180.7	172.3
Put option granted on subsidiaries and other liabilities	3,512.8	2,304.6
Current liabilities	40,540.4	38,866.2
Total liabilities	54,630.2	54,584.9
Total equity and liabilities	R$ 137,958.0	R$ 138,602.5